Submission	Oct. 31, 2025
Submission [Line Items]
Central Index Key	0000038264
Registrant Name	Forward Industries, Inc.
Registration File Number	333-290312
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A